CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.9%
Anterix Inc.	30,000	$965,100	*

Media - 3.0%
Gambling.com Group Ltd.	207,400	1,897,710	*
Gray Television Inc.	125,450	1,403,785

Total Media		3,301,495

TOTAL COMMUNICATION SERVICES		4,266,595

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.3%
Stoneridge Inc.	67,500	1,455,300	*

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands Inc.	48,900	983,868
Everi Holdings Inc.	108,300	1,554,105	*

Total Hotels, Restaurants & Leisure		2,537,973

Household Durables - 2.5%
Century Communities Inc.	25,920	1,296,259
Meritage Homes Corp.	15,000	1,383,000	*

Total Household Durables		2,679,259

Leisure Products - 1.1%
Vista Outdoor Inc.	48,080	1,171,710	*

Multiline Retail - 0.8%
Macy’s Inc.	42,050	868,332

Specialty Retail - 3.3%
Group 1 Automotive Inc.	10,100	1,821,737
Murphy USA Inc.	6,340	1,772,284

Total Specialty Retail		3,594,021

TOTAL CONSUMER DISCRETIONARY		12,306,595

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Utz Brands Inc.	68,400	1,084,824

ENERGY - 7.0%
Energy Equipment & Services - 1.5%
Helmerich & Payne Inc.	33,970	1,683,893

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.5%
CNX Resources Corp.	72,860	$1,226,962	*
Green Plains Inc.	47,500	1,448,750	*
Magnolia Oil & Gas Corp., Class A Shares	75,500	1,770,475
Matador Resources Co.	26,740	1,530,598

Total Oil, Gas & Consumable Fuels		5,976,785

TOTAL ENERGY		7,660,678

FINANCIALS - 29.2%
Banks - 19.4%
Bank OZK	48,930	1,960,136
Cadence Bank	92,750	2,287,215
First Busey Corp.	77,600	1,918,272
Heartland Financial USA Inc.	44,200	2,060,604
Simmons First National Corp., Class A Shares	84,200	1,817,036
Third Coast Bancshares Inc.	67,200	1,238,496	*
TriCo Bancshares	33,960	1,731,620
Veritex Holdings Inc.	63,300	1,777,464
Washington Federal Inc.	66,010	2,214,635
Webster Financial Corp.	43,700	2,068,758
WesBanco Inc.	55,600	2,056,088

Total Banks		21,130,324

Consumer Finance - 3.4%
Encore Capital Group Inc.	25,390	1,217,197	*
Oportun Financial Corp.	201,700	1,111,367	*
PROG Holdings Inc.	82,080	1,386,331	*

Total Consumer Finance		3,714,895

Insurance - 2.6%
Assured Guaranty Ltd.	22,110	1,376,569
Unum Group	33,970	1,393,789

Total Insurance		2,770,358

Mortgage Real Estate Investment Trusts (REITs) - 2.4%
Redwood Trust Inc.	206,400	1,395,264
Starwood Property Trust Inc.	65,430	1,199,332

Total Mortgage Real Estate Investment Trusts (REITs)		2,594,596

Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	40,200	1,562,976

TOTAL FINANCIALS		31,773,149

HEALTH CARE - 4.6%
Biotechnology - 1.1%
Amarin Corp. PLC, ADR	531,070	642,595	*
Mirum Pharmaceuticals Inc.	28,900	563,550	*

Total Biotechnology		1,206,145

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.1%
Lantheus Holdings Inc.	23,500	$1,197,560	*

Health Care Providers & Services - 0.6%
CareMax Inc.	168,674	615,660	*

Life Sciences Tools & Services - 1.4%
Maravai LifeSciences Holdings Inc., Class A Shares	51,700	739,827	*
Syneos Health Inc.	21,490	788,253	*

Total Life Sciences Tools & Services		1,528,080

Pharmaceuticals - 0.4%
Cara Therapeutics Inc.	43,300	465,042	*

TOTAL HEALTH CARE		5,012,487

INDUSTRIALS - 13.2%
Construction & Engineering - 1.7%
Primoris Services Corp.	83,430	1,830,454

Electrical Equipment - 1.1%
EnerSys	16,550	1,222,052

Machinery - 4.0%
Hillman Solutions Corp.	200,980	1,449,066	*
Terex Corp.	32,300	1,379,856
Wabash National Corp.	67,230	1,519,398

Total Machinery		4,348,320

Professional Services - 0.9%
Korn Ferry	18,800	951,656

Road & Rail - 1.5%
Marten Transport Ltd.	83,465	1,650,938

Trading Companies & Distributors - 4.0%
Custom Truck One Source Inc.	69,970	442,210	*
Nesco Holdings Inc.	129,060	815,659	*(a)
Rush Enterprises Inc., Class A Shares	20,905	1,092,914
Textainer Group Holdings Ltd.	66,100	2,049,761

Total Trading Companies & Distributors		4,400,544

TOTAL INDUSTRIALS		14,403,964

INFORMATION TECHNOLOGY - 7.8%
Electronic Equipment, Instruments & Components - 1.2%
Itron Inc.	24,700	1,251,055	*

IT Services - 1.5%
Euronet Worldwide Inc.	17,100	1,613,898	*

Semiconductors & Semiconductor Equipment - 2.3%
Photronics Inc.	73,600	1,238,688	*
SMART Global Holdings Inc.	86,080	1,280,870	*

Total Semiconductors & Semiconductor Equipment		2,519,558

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	December 31, 2022

SECURITY	SHARES	VALUE
Software - 2.8%
CommVault Systems Inc.	23,810	$1,496,221	*
NCR Corp.	65,910	1,542,953	*

Total Software		3,039,174

Total Information Technology		8,423,685

MATERIALS - 4.3%
Chemicals - 1.9%
Olin Corp.	38,550	2,040,837

Construction Materials - 1.4%
Eagle Materials Inc.	11,700	1,554,345

Metals & Mining - 1.0%
Commercial Metals Co.	21,980	1,061,634

TOTAL MATERIALS		4,656,816

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 11.2%
Alexander & Baldwin Inc.	90,700	1,698,811
Corporate Office Properties Trust	75,600	1,961,064
Kite Realty Group Trust	103,910	2,187,305
LXP Industrial Trust	162,400	1,627,248
National Health Investors Inc.	27,610	1,441,794
PotlatchDeltic Corp.	32,800	1,442,872
RLJ Lodging Trust	167,150	1,770,119

Total Equity Real Estate Investment Trusts (REITs)		12,129,213

Real Estate Management & Development - 0.5%
Real Matters Inc.	191,300	590,572	*

TOTAL REAL ESTATE		12,719,785

UTILITIES - 5.3%
Electric Utilities - 1.4%
Portland General Electric Co.	30,480	1,493,520

Multi-Utilities - 3.9%
Black Hills Corp.	32,030	2,252,990
NorthWestern Corp.	34,100	2,023,494

Total Multi-Utilities		4,276,484

TOTAL UTILITIES		5,770,004

TOTAL COMMON STOCKS (Cost - $104,958,019)		108,078,582

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of Investments (unaudited) (cont’d)	December 31, 2022

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
East Resources Acquisition Co., Class A Shares (Cost - $6,055)	7/1/27	30,275	$5,298	*

TOTAL INVESTMENTS - 99.3% (Cost - $104,964,074)			108,083,880
Other Assets in Excess of Liabilities - 0.7%			712,331

TOTAL NET ASSETS - 100.0%			$108,796,211

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Industrials	$13,588,305	$815,659	—	$14,403,964
Other Common Stocks	93,674,618	—	—	93,674,618
Warrants	5,298	—	—	5,298

Total Investments	$107,268,221	$815,659	—	$108,083,880

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2022. The following transactions were effected in such company for the period ended December 31, 2022.

	Affiliate Value at September 30, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$71,657	$947,639	947,639	$1,019,296	1,019,296

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,162	—	—

8